Equity (Details) - USD ($)			6 Months Ended		12 Months Ended
	Apr. 10, 2015	Feb. 26, 2015	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Nov. 30, 2007
Class of Stock [Line Items]
Common stock, shares authorized			500,000,000		500,000,000
Common stock, par value per share			$ 0.0001		$ 0.0001
Dividends per share			$ 0.025		$ 0.025
Distribution of dividends to common shareholders			$ 7,375,851		$ 15,288,919
Total cost of shares repurchased for RSU Plan			$ 2,067,127	$ 0
Treasury Shares [Member]
Class of Stock [Line Items]
Treasury share repurchases, shares					9,025,690
Treasury share repurchases					$ 17,610,787
2007 Plan [Member]
Class of Stock [Line Items]
Exercise of share options, shares					33,000
Options exercised, price					$ 1.21
2007 Plan [Member] | Service Condition Shares [Member]
Class of Stock [Line Items]
Options granted	600,000	200,000
Exercise price of options granted	$ 1.6	$ 1.26
Vesting period for plan	36 months	36 months
Total expected compensation cost, net of expected forfeitures	$ 313,252	$ 71,645
Stock options granted, expiration date	Apr. 10, 2025	Feb. 26, 2025
Weighted-average fair value of options granted	$ 0.52	$ 0.36
2007 Plan [Member] | Maximum [Member]
Class of Stock [Line Items]
Total number of shares authorized						10,000,000
2007 Plan [Member] | Exercise Price One [Member]
Class of Stock [Line Items]
Exercise of share options, shares			23,000
Options exercised, price			$ 1.21
2007 Plan [Member] | Exercise Price Two [Member]
Class of Stock [Line Items]
Exercise of share options, shares			17,000
Options exercised, price			$ 1.21
Restricted Stock Unit Plan [Member]
Class of Stock [Line Items]
Shares repurchased under plan			1,291,266		4,234,884
Total cost of shares repurchased for RSU Plan			$ 2,067,127		$ 7,042,725
Restricted Stock Unit Plan [Member] | Restricted Stock [Member]
Class of Stock [Line Items]
Restricted shares granted	2,076,964
Vesting period for plan	3 years
Fair value of awards to be recognized	$ 3,000,000
Share-based compensation			$ 300,000
Restricted Stock Unit Plan [Member] | Maximum [Member] | Restricted Stock [Member]
Class of Stock [Line Items]
Total number of shares authorized			20,000,000